Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
5.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of December 31,
	2023	2024
Electronic equipment	$243,848	$245,819
Office equipment	2,145,822	2,439,125
Leasehold improvement	183,092	99,531
Less: accumulated depreciation	(447,133)	(916,739)
Property and equipment, net	$2,125,629	$1,867,736

Depreciation expense was $78,831, $244,028 and $490,331 for the years ended December 31, 2022, 2023 and 2024, respectively.